Lease - Summary of Supplemental Cash Flow Information Related to the Operating Leases (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Schedule Of Supplemental Cash Flow Information Related To Leases [Abstract]
Cash paid for amounts included in operating lease liabilities	¥ 11,383